UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
          dba AKJ Asset Management
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Partner
Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       January 9, 2007
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      57

Form 13F Information Table Value Total:      $121,584 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



NAME OF ISSUER           TITLE  CUSIP      VALUE     SHARES    INV.     OTHER     VOTING AUTH
                         OF                X1000               DISC.    MGR
                         CLASS
                                                                                  SOLE   SHR   NONE
ABM Industries, Inc.     cs     00163T109  590       26000     sole     n/a                    26000
Abbott Labs              cs     002824100  458       9,400     sole     n/a                    9,400
Automatic Data Proc      cs     053015103  3,721     75,563    sole     n/a                    75,563
Ameren Corp.             cs     023608102  1,362     25,350    sole     n/a                    25,350
AFLAC Inc                cs     001055102  2,193     47,680    sole     n/a                    47,680
American Intl Group.     cs     026874107  6,339     88,455    sole     n/a                    88,455
Allied Cap Corp          cs     01903Q108  4,073     124,625   sole     n/a                    124,625
Amerigas Partners        oa     030975106  526       16,175    sole     n/a                    16,175
American Express         cs     025816109  1,392     22,950    sole     n/a                    22,950
Bank America             cs     060505104  6,441     120,642   sole     n/a                    120,642
Bristol Myers            cs     110122108  2,020     76,738    sole     n/a                    76,738
BP PLC ADR               cs     055622104  215       3,202     sole     n/a                    3,202
Citigroup                cs     172967101  453       8,136     sole     n/a                    8,136
Crescent Real Est Eq     oa     225756105  1,249     63,225    sole     n/a                    63,225
Cisco Systems            cs     17275R102  3,929     143,753   sole     n/a                    143,753
Capitalsource Inc        cs     14055X102  2,690     98,500    sole     n/a                    98,500
Diebold Incorporated     cs     253651103  1,519     32,600    sole     n/a                    32,600
Consolidated Edison      cs     209115104  1,502     31,250    sole     n/a                    31,250
Electronic Data Sys      cs     285661104  3,021     109,666   sole     n/a                    109,666
First Data Corp          cs     319963104  1,686     66,050    sole     n/a                    66,050
Fannie Mae               cs     313586109  1,541     25,950    sole     n/a                    25,950
Florida Rock Inds        cs     341104101  2,206     51,250    sole     n/a                    51,250
Great Bay Bancorp        cs     391648102  2,443     92,772    sole     n/a                    92,772
General Electric         cs     369604103  4,262     114,545   sole     n/a                    114,545
Great Plains Energy      cs     391164100  2,711     85,250    sole     n/a                    85,250
Harrahs Entmt Inc        cs     413619107  3,404     41,150    sole     n/a                    41,150
Harsco Corp              cs     415864107  304       4,000     sole     n/a                    4,000
IBM                      cs     459200101  2,426     24,970    sole     n/a                    24,970
Intel                    cs     458140100  3,230     159,520   sole     n/a                    159,520
Johnson and Johnson      cs     478160104  1,242     18,807    sole     n/a                    18,807
Kimberly Clark           cs     494368103  4,553     67,000    sole     n/a                    67,000
Kinder Morgan Energy     oa     494550106  2,955     61,700    sole     n/a                    61,700
Kinder Morgan Mgmt       cs     49455U100  896       19,621    sole     n/a                    19,621
Coca-Cola Co.            cs     191216100  2,939     60,909    sole     n/a                    60,909
Lincoln National         cs     534187109  4,107     61,850    sole     n/a                    61,850
Herman Miller Inc        cs     600544100  384       10,558    sole     n/a                    10,558
3M Company               cs     88579Y101  3,673     47,134    sole     n/a                    47,134
Altria Group Inc         cs     718154107  2,315     26,970    sole     n/a                    26,970
New Century Finl Cp      oa     6435EV108  1,335     42,275    sole     n/a                    42,275
Paccar                   cs     693718108  652       10,046    sole     n/a                    10,046
Precision Castparts      cs     740189105  3,930     50,200    sole     n/a                    50,200
Pepsi                    cs     713448108  229       3,660     sole     n/a                    3,660
Pfizer                   cs     717081103  642       24,803    sole     n/a                    24,803
Proctor and Gamble       cs     742718109  287       4,468     sole     n/a                    4,468
Peoples Energy Corp.     cs     711030106  822       18,435    sole     n/a                    18,435
Penn West Energy Tr      cs     707885109  5,747     188,040   sole     n/a                    188,040
Rurban Financial         cs     78176P108  241       22,404    sole     n/a                    22,404
Schlumberger             cs     806857108  226       3,582     sole     n/a                    3,582
Tyco                     cs     902124106  3,476     114,353   sole     n/a                    114,353
US Bancorp               cs     902973304  362       10,000    sole     n/a                    10,000
Walgreen                 cs     931422109  711       15,488    sole     n/a                    15,488
Wells Fargo              cs     949746101  1,022     28,754    sole     n/a                    28,754
Williams Companies       cs     969457100  2,199     84,207    sole     n/a                    84,207
Wal-Mart                 cs     931142103  3,166     68,550    sole     n/a                    68,550
Western Union            cs     959802109  4,490     200,250   sole     n/a                    200,250
Wyeth                    cs     983024100  253       4,965     sole     n/a                    4,965
Exxon Mobil Corp.        cs     30231G102  824       10,755    sole     n/a                    10,755





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